SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total capital expenditures	$ 464,253	$ 471,121	$ 562,972
Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	348,648	248,248	418,053
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	3,490	6,620	8,973
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	11,519	17,707	24,450
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	119,014	134,075	311,441
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	214,625	89,846	73,189
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	15,622	58,697	22,572
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	74,523	39,911	68,238
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 25,460	$ 124,265	$ 54,109